Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (8.7%):
Activision Blizzard, Inc. .................................................. 1,737 $ 162,635
Alphabet, Inc., Class C(a) ................................................. 11,686 1,540,799
Alphabet, Inc., Class A(a) ................................................. 13,897 1,818,561
AT&T, Inc. ........................................................... 16,745 251,510
Charter Communications, Inc., Class A(a) ..................................... 243 106,876
Comcast Corp., Class A .................................................. 9,544 423,181
Electronic Arts, Inc. ..................................................... 582 70,073
Endeavor Group Holdings, Inc., Class A ....................................... 467 9,293
Fox Corp., Class A ...................................................... 587 18,314
Fox Corp., Class B ...................................................... 313 9,040
Liberty Broadband Corp., Class A(a) ......................................... 39 3,546
Liberty Broadband Corp., Class C(a) ......................................... 276 25,204
Liberty Media Corp.-Liberty Formula One(a) ................................... 477 29,717
Live Nation Entertainment, Inc.(a) ........................................... 339 28,151
Meta Platforms, Inc., Class A(a) ............................................ 5,208 1,563,494
Netflix, Inc.(a) ......................................................... 1,032 389,683
Omnicom Group, Inc. .................................................... 462 34,410
Pinterest, Inc., Class A(a) ................................................. 1,353 36,572
ROBLOX Corp., Class A(a) ............................................... 1,092 31,624
Snap, Inc., Class A(a) .................................................... 2,344 20,885
Take-Two Interactive Software, Inc.(a) ........................................ 370 51,944
The Trade Desk, Inc., Class A(a) ............................................ 1,039 81,198
The Walt Disney Co.(a) .................................................. 4,283 347,137
T-Mobile U.S., Inc. ...................................................... 1,106 154,895
Verizon Communications, Inc. .............................................. 9,848 319,174
Warner Bros Discovery, Inc.(a) ............................................. 5,198 56,450
Warner Music Group Corp., Class A ......................................... 312 9,797
7,594,163
Communications Equipment (0.8%):
Arista Networks, Inc.(a) .................................................. 593 109,070
Cisco Systems, Inc. ..................................................... 9,546 513,193
Motorola Solutions, Inc. .................................................. 396 107,807
730,070
Consumer Discretionary (10.3%):
Airbnb, Inc., Class A(a) .................................................. 944 129,526
Amazon.com, Inc.(a) .................................................... 21,146 2,688,080
AutoZone, Inc.(a) ....................................................... 48 121,920
Best Buy Co., Inc. ...................................................... 460 31,956
Booking Holdings, Inc.(a) ................................................. 87 268,304
Carnival Corp.(a) ....................................................... 2,311 31,707
Chipotle Mexican Grill, Inc.(a) ............................................. 68 124,564
Coupang, Inc.(a) ....................................................... 2,679 45,543
Darden Restaurants, Inc. .................................................. 288 41,247
Deckers Outdoor Corp.(a) ................................................. 65 33,416
Domino's Pizza, Inc. ..................................................... 86 32,576
DoorDash, Inc., Class A(a) ................................................ 613 48,715
DR Horton, Inc. ........................................................ 694 74,584
DraftKings, Inc.(a) ...................................................... 1,004 29,558
eBay, Inc. ............................................................ 1,250 55,113
Expedia Group, Inc.(a) ................................................... 335 34,528
Ford Motor Co. ........................................................ 9,209 114,376
General Motors Co. ..................................................... 3,226 106,361
Genuine Parts Co. ...................................................... 333 48,079
Hilton Worldwide Holdings, Inc. ............................................ 605 90,859
Las Vegas Sands Corp. ................................................... 774 35,480
Lennar Corp., Class A .................................................... 584 65,542
LKQ Corp. ........................................................... 625 30,944
Lowe's Cos., Inc. ....................................................... 1,356 281,831
Lucid Group, Inc.(a)(b) ................................................... 1,982 11,079
Lululemon Athletica, Inc.(a) ............................................... 263 101,415

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Marriott International, Inc., Class A .......................................... 591 $ 116,167
McDonald's Corp. ...................................................... 1,711 450,746
MGM Resorts International ................................................ 670 24,629
NIKE, Inc., Class B ..................................................... 2,758 263,720
NVR, Inc.(a) .......................................................... 12 71,560
O'Reilly Automotive, Inc.(a) ............................................... 144 130,876
Pool Corp. ............................................................ 93 33,117
PulteGroup, Inc. ........................................................ 513 37,988
Rivian Automotive, Inc., Class A(a) .......................................... 1,546 37,537
Ross Stores, Inc. ....................................................... 786 88,779
Royal Caribbean Cruises Ltd.(a) ............................................ 550 50,677
Starbucks Corp. ........................................................ 2,606 237,850
Tesla, Inc.(a) .......................................................... 6,470 1,618,923
The Home Depot, Inc. ................................................... 2,346 708,867
The TJX Cos., Inc. ...................................................... 2,683 238,465
Tractor Supply Co. ...................................................... 259 52,590
Ulta Beauty, Inc.(a) ..................................................... 120 47,934
Yum! Brands, Inc. ...................................................... 661 82,585
8,970,313
Consumer Staples (6.5%):
Altria Group, Inc. ....................................................... 4,161 174,970
Archer-Daniels-Midland Co. ............................................... 1,248 94,124
Brown-Forman Corp., Class B ............................................. 709 40,902
Bunge Ltd. ........................................................... 354 38,321
Celsius Holdings, Inc.(a) .................................................. 104 17,846
Church & Dwight Co., Inc. ................................................ 581 53,237
Colgate-Palmolive Co. ................................................... 1,940 137,953
Conagra Brands, Inc. .................................................... 1,112 30,491
Constellation Brands, Inc., Class A .......................................... 399 100,281
Costco Wholesale Corp. .................................................. 1,042 588,688
Dollar General Corp. .................................................... 518 54,804
Dollar Tree, Inc.(a) ...................................................... 520 55,354
General Mills, Inc. ...................................................... 1,365 87,346
Hormel Foods Corp. ..................................................... 683 25,975
Kellanova ............................................................ 670 39,872
Kenvue, Inc. .......................................................... 4,040 81,123
Keurig Dr Pepper, Inc. ................................................... 2,327 73,463
Kimberly-Clark Corp. .................................................... 796 96,197
Lamb Weston Holdings, Inc. ............................................... 339 31,344
McCormick & Co., Inc. .................................................. 592 44,779
Molson Coors Beverage Co., Class B ......................................... 456 28,997
Mondelez International, Inc., Class A ......................................... 3,190 221,386
Monster Beverage Corp.(a) ................................................ 1,770 93,722
PepsiCo, Inc. .......................................................... 3,228 546,952
Philip Morris International, Inc. ............................................. 3,639 336,899
Sysco Corp. ........................................................... 1,187 78,401
Target Corp. .......................................................... 1,085 119,969
The Clorox Co. ........................................................ 294 38,532
The Coca-Cola Co. ...................................................... 10,028 561,367
The Estee Lauder Cos., Inc. ............................................... 542 78,346
The Hershey Co. ....................................................... 355 71,028
The J.M. Smucker Co. ................................................... 236 29,007
The Kraft Heinz Co. ..................................................... 2,593 87,229
The Kroger Co. ........................................................ 1,668 74,643
The Procter & Gamble Co. ................................................ 5,523 805,585
Tyson Foods, Inc., Class A ................................................ 660 33,323
Walgreens Boots Alliance, Inc. ............................................. 1,682 37,408
Walmart, Inc. .......................................................... 3,346 535,126
5,644,990
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A ................................................. 1,388 116,578
CDW Corp. ........................................................... 318 64,160

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Corning, Inc. .......................................................... 1,802 $ 54,907
Jabil, Inc. ............................................................ 299 37,940
Keysight Technologies, Inc.(a) ............................................. 416 55,041
Teledyne Technologies, Inc.(a) ............................................. 114 46,578
Trimble, Inc.(a) ........................................................ 586 31,562
Zebra Technologies Corp.(a) ............................................... 123 29,093
435,859
Energy (4.8%):
APA Corp. ............................................................ 725 29,797
Baker Hughes Co. ...................................................... 2,369 83,673
Cheniere Energy, Inc. .................................................... 557 92,440
Chevron Corp. ......................................................... 4,569 770,425
ConocoPhillips ........................................................ 2,808 336,398
Coterra Energy, Inc. ..................................................... 1,737 46,986
Devon Energy Corp. ..................................................... 1,490 71,073
Diamondback Energy, Inc. ................................................ 402 62,262
EOG Resources, Inc. .................................................... 1,368 173,408
EQT Corp. ............................................................ 852 34,574
Exxon Mobil Corp. ..................................................... 9,377 1,102,548
Halliburton Co. ........................................................ 2,108 85,374
Hess Corp. ............................................................ 652 99,756
Kinder Morgan, Inc. ..................................................... 4,543 75,323
Marathon Oil Corp. ..................................................... 1,423 38,065
Marathon Petroleum Corp. ................................................ 941 142,411
Occidental Petroleum Corp. ............................................... 2,076 134,691
ONEOK, Inc. .......................................................... 1,042 66,094
Phillips 66 ............................................................ 1,047 125,797
Pioneer Natural Resources Co. ............................................. 545 125,105
Schlumberger NV ...................................................... 3,332 194,256
Targa Resources Corp. ................................................... 518 44,403
Texas Pacific Land Corp. ................................................. 22 40,118
The Williams Cos., Inc. .................................................. 2,853 96,117
Valero Energy Corp. ..................................................... 831 117,761
4,188,855
Financials (12.3%):
Aflac, Inc. ............................................................ 1,257 96,475
American Express Co. ................................................... 1,730 258,099
American International Group, Inc. .......................................... 1,672 101,323
Ameriprise Financial, Inc. ................................................. 246 81,101
Aon PLC, Class A ...................................................... 476 154,329
Apollo Global Management, Inc. ............................................ 935 83,926
Arch Capital Group Ltd.(a) ................................................ 853 67,993
Ares Management Corp., Class A ........................................... 349 35,902
Arthur J. Gallagher & Co. ................................................. 504 114,877
Bank of America Corp. ................................................... 18,611 509,569
Berkshire Hathaway, Inc., Class B(a) ......................................... 3,068 1,074,720
BlackRock, Inc. ........................................................ 348 224,978
Blackstone, Inc. ........................................................ 1,651 176,888
Block, Inc.(a) .......................................................... 1,266 56,033
Blue Owl Capital, Inc. ................................................... 1,048 13,582
Brown & Brown, Inc. .................................................... 556 38,831
Capital One Financial Corp. ............................................... 880 85,404
Cboe Global Markets, Inc. ................................................ 252 39,365
Cincinnati Financial Corp. ................................................ 364 37,234
Citigroup, Inc. ......................................................... 4,513 185,620
Citizens Financial Group, Inc. .............................................. 1,099 29,453
CME Group, Inc. ....................................................... 847 169,586
Coinbase Global, Inc., Class A(a)(b) ......................................... 414 31,083
Discover Financial Services ............................................... 584 50,592
Everest Group Ltd. ...................................................... 82 30,477
FactSet Research Systems, Inc. ............................................. 94 41,102
Fidelity National Information Services, Inc. .................................... 1,392 76,936

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Fifth Third Bancorp ..................................................... 1,583 $ 40,097
First Citizens BancShares, Inc., Class A ....................................... 28 38,643
Fiserv, Inc.(a) .......................................................... 1,418 160,177
FleetCor Technologies, Inc.(a) .............................................. 167 42,642
Franklin Resources, Inc. .................................................. 682 16,764
Global Payments, Inc. .................................................... 607 70,042
Huntington Bancshares, Inc. ............................................... 3,361 34,954
Interactive Brokers Group, Inc. ............................................. 242 20,948
Intercontinental Exchange, Inc. ............................................. 1,303 143,356
JPMorgan Chase & Co. .................................................. 6,741 977,580
KKR & Co., Inc. ....................................................... 1,511 93,078
Loews Corp. .......................................................... 437 27,666
LPL Financial Holdings, Inc. ............................................... 181 43,015
M&T Bank Corp. ....................................................... 389 49,189
Markel Group, Inc.(a) .................................................... 35 51,537
Marsh & McLennan Cos., Inc. ............................................. 1,161 220,938
Mastercard, Inc., Class A ................................................. 1,953 773,212
MetLife, Inc. .......................................................... 1,484 93,358
Moody's Corp. ......................................................... 434 137,218
Morgan Stanley ........................................................ 2,992 244,357
MSCI, Inc. ........................................................... 184 94,407
Nasdaq, Inc. .......................................................... 798 38,775
Northern Trust Corp. .................................................... 479 33,281
NU Holdings Ltd., Class A(a) .............................................. 4,981 36,112
PayPal Holdings, Inc.(a) .................................................. 2,550 149,073
Principal Financial Group, Inc. ............................................. 565 40,720
Prudential Financial, Inc. ................................................. 854 81,036
Raymond James Financial, Inc. ............................................. 445 44,691
Regions Financial Corp. .................................................. 2,202 37,874
S&P Global, Inc. ....................................................... 750 274,057
State Street Corp. ....................................................... 743 49,751
Synchrony Financial ..................................................... 974 29,775
T. Rowe Price Group, Inc. ................................................. 519 54,428
The Allstate Corp. ...................................................... 612 68,183
The Bank of New York Mellon Corp. ......................................... 1,829 78,007
The Charles Schwab Corp. ................................................ 3,901 214,165
The Goldman Sachs Group, Inc. ............................................ 769 248,825
The Hartford Financial Services Group, Inc. .................................... 721 51,126
The PNC Financial Services Group, Inc. ...................................... 937 115,035
The Progressive Corp. ................................................... 1,375 191,537
The Travelers Cos., Inc. .................................................. 541 88,351
Tradeweb Markets, Inc., Class A ............................................ 270 21,654
Truist Financial Corp. .................................................... 3,123 89,349
U.S. Bancorp .......................................................... 3,594 118,818
Visa, Inc., Class A ...................................................... 3,767 866,448
W. R. Berkley Corp. ..................................................... 476 30,221
Wells Fargo & Co. ...................................................... 8,571 350,211
10,640,159
Health Care (13.4%):
Abbott Laboratories ..................................................... 4,028 390,112
AbbVie, Inc. .......................................................... 4,138 616,810
Agilent Technologies, Inc. ................................................. 691 77,268
Align Technology, Inc.(a) ................................................. 174 53,126
Alnylam Pharmaceuticals, Inc.(a) ........................................... 298 52,776
Amgen, Inc. ........................................................... 1,258 338,100
Avantor, Inc.(a) ........................................................ 1,541 32,484
Baxter International, Inc. ................................................. 1,179 44,495
Becton Dickinson & Co. .................................................. 685 177,093
Biogen, Inc.(a) ......................................................... 341 87,640
BioMarin Pharmaceutical, Inc.(a) ........................................... 437 38,666
Boston Scientific Corp.(a) ................................................. 3,398 179,414
Bristol-Myers Squibb Co. ................................................. 4,896 284,164
Cardinal Health, Inc. .................................................... 586 50,877

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Cencora, Inc. .......................................................... 400 $ 71,988
Centene Corp.(a) ....................................................... 1,260 86,789
CVS Health Corp. ...................................................... 3,012 210,298
Danaher Corp. ......................................................... 1,578 391,502
Dexcom, Inc.(a) ........................................................ 894 83,410
Edwards Lifesciences Corp.(a) ............................................. 1,414 97,962
Elevance Health, Inc. .................................................... 556 242,094
Eli Lilly & Co. ......................................................... 1,983 1,065,129
Exact Sciences Corp.(a) .................................................. 423 28,857
GE HealthCare Technologies, Inc. ........................................... 920 62,597
Gilead Sciences, Inc. .................................................... 2,922 218,975
HCA Healthcare, Inc. .................................................... 469 115,365
Hologic, Inc.(a) ........................................................ 572 39,697
Horizon Therapeutics PLC(a) .............................................. 535 61,894
Humana, Inc. .......................................................... 295 143,523
ICON PLC(a) ......................................................... 196 48,265
IDEXX Laboratories, Inc.(a) ............................................... 197 86,142
Illumina, Inc.(a) ........................................................ 375 51,480
Incyte Corp.(a) ......................................................... 524 30,271
Insulet Corp.(a) ........................................................ 168 26,794
Intuitive Surgical, Inc.(a) ................................................. 819 239,385
IQVIA Holdings, Inc.(a) .................................................. 429 84,406
Johnson & Johnson ..................................................... 5,642 878,741
Laboratory Corp. of America Holdings ........................................ 212 42,623
McKesson Corp. ....................................................... 320 139,152
Medtronic PLC ........................................................ 3,120 244,483
Merck & Co., Inc. ...................................................... 5,946 612,141
Mettler-Toledo International, Inc.(a) ......................................... 55 60,944
Moderna, Inc.(a) ....................................................... 780 80,566
Molina Healthcare, Inc.(a) ................................................ 140 45,905
Pfizer, Inc. ............................................................ 13,224 438,640
Quest Diagnostics, Inc. ................................................... 265 32,293
Regeneron Pharmaceuticals, Inc.(a) .......................................... 247 203,271
ResMed, Inc. .......................................................... 345 51,015
Revvity, Inc. .......................................................... 295 32,656
Royalty Pharma PLC, Class A .............................................. 887 24,073
Seagen, Inc.(a) ......................................................... 440 93,346
STERIS PLC .......................................................... 236 51,783
Stryker Corp. .......................................................... 840 229,547
The Cigna Group ....................................................... 684 195,672
The Cooper Cos., Inc. .................................................... 119 37,843
Thermo Fisher Scientific, Inc. .............................................. 908 459,602
UnitedHealth Group, Inc. ................................................. 2,173 1,095,605
Veeva Systems, Inc., Class A(a) ............................................. 342 69,580
Vertex Pharmaceuticals, Inc.(a) ............................................. 609 211,774
Waters Corp.(a) ........................................................ 143 39,212
West Pharmaceutical Services, Inc. .......................................... 176 66,037
Zimmer Biomet Holdings, Inc. ............................................. 494 55,437
Zoetis, Inc. ........................................................... 1,082 188,246
11,590,035
Industrials (8.7%):
3M Co. .............................................................. 1,298 121,519
AMETEK, Inc. ........................................................ 546 80,677
Automatic Data Processing, Inc. ............................................ 960 230,957
Axon Enterprise, Inc.(a) .................................................. 170 33,828
Booz Allen Hamilton Holding Corp. ......................................... 305 33,327
Broadridge Financial Solutions, Inc. ......................................... 278 49,776
Builders FirstSource, Inc.(a) ............................................... 291 36,227
Carrier Global Corp. ..................................................... 1,966 108,523
Caterpillar, Inc. ........................................................ 1,199 327,327
Cintas Corp. .......................................................... 207 99,569
Copart, Inc.(a) ......................................................... 2,050 88,334
CoStar Group, Inc.(a) .................................................... 951 73,122

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
CSX Corp. ............................................................ 4,702 $ 144,586
Cummins, Inc. ......................................................... 330 75,392
Deere & Co. .......................................................... 632 238,504
Delta Air Lines, Inc. ..................................................... 1,496 55,352
Dover Corp. ........................................................... 329 45,899
Eaton Corp. PLC ....................................................... 939 200,270
Emerson Electric Co. .................................................... 1,343 129,694
Equifax, Inc. .......................................................... 292 53,489
Expeditors International of Washington, Inc. .................................... 347 39,777
Fastenal Co. ........................................................... 1,342 73,327
FedEx Corp. .......................................................... 546 144,646
Fortive Corp. .......................................................... 829 61,479
General Dynamics Corp. .................................................. 637 140,758
General Electric Co. ..................................................... 2,553 282,234
Graco, Inc. ........................................................... 396 28,860
HEICO Corp., Class A ................................................... 180 23,260
HEICO Corp. .......................................................... 103 16,679
Honeywell International, Inc. .............................................. 1,559 288,010
Howmet Aerospace, Inc. .................................................. 960 44,400
Hubbell, Inc. .......................................................... 130 40,743
IDEX Corp. ........................................................... 182 37,860
Illinois Tool Works, Inc. .................................................. 713 164,211
Ingersoll Rand, Inc. ..................................................... 951 60,598
J.B. Hunt Transport Services, Inc. ........................................... 196 36,950
Jacobs Solutions, Inc. .................................................... 296 40,404
Johnson Controls International PLC .......................................... 1,581 84,125
L3Harris Technologies, Inc. ............................................... 443 77,135
Leidos Holdings, Inc. .................................................... 323 29,768
Lennox International, Inc. ................................................. 79 29,581
Lockheed Martin Corp. ................................................... 594 242,922
Nordson Corp. ......................................................... 125 27,896
Norfolk Southern Corp. .................................................. 536 105,554
Northrop Grumman Corp. ................................................. 359 158,028
Old Dominion Freight Line, Inc. ............................................ 225 92,056
Otis Worldwide Corp. .................................................... 969 77,820
PACCAR, Inc. ......................................................... 1,204 102,364
Parker-Hannifin Corp. ................................................... 302 117,635
Paychex, Inc. .......................................................... 756 87,189
Paycom Software, Inc. ................................................... 125 32,409
Quanta Services, Inc. .................................................... 341 63,791
Republic Services, Inc. ................................................... 486 69,260
Rockwell Automation, Inc. ................................................ 273 78,043
Rollins, Inc. ........................................................... 605 22,585
RTX Corp. ............................................................ 3,412 245,562
Snap-on, Inc. .......................................................... 126 32,138
Southwest Airlines Co. ................................................... 1,399 37,871
SS&C Technologies Holdings, Inc. .......................................... 510 26,795
Stanley Black & Decker, Inc. .............................................. 356 29,754
Textron, Inc. .......................................................... 464 36,257
The Boeing Co.(a) ...................................................... 1,417 271,611
Trane Technologies PLC .................................................. 539 109,368
TransDigm Group, Inc.(a) ................................................. 132 111,293
TransUnion ........................................................... 457 32,808
Uber Technologies, Inc.(a) ................................................ 4,550 209,255
Union Pacific Corp. ..................................................... 1,431 291,395
United Airlines Holdings, Inc.(a) ............................................ 765 32,360
United Parcel Service, Inc., Class B .......................................... 1,698 264,667
United Rentals, Inc. ..................................................... 163 72,465
Verisk Analytics, Inc. .................................................... 341 80,558
Vertiv Holdings Co. ..................................................... 797 29,648
W.W. Grainger, Inc. ..................................................... 111 76,794
Waste Management, Inc. .................................................. 953 145,275
Watsco, Inc. ........................................................... 82 30,973
Westinghouse Air Brake Technologies Corp. .................................... 420 44,633

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Xylem, Inc. ........................................................... 568 $ 51,705
7,511,914
IT Services (1.5%):
Accenture PLC, Class A .................................................. 1,561 479,399
Akamai Technologies, Inc.(a) .............................................. 354 37,715
Cloudflare, Inc., Class A(a) ................................................ 683 43,056
Cognizant Technology Solutions Corp., Class A ................................. 1,187 80,407
EPAM Systems, Inc.(a) ................................................... 137 35,030
Gartner, Inc.(a) ........................................................ 184 63,224
International Business Machines Corp. ........................................ 2,137 299,821
MongoDB, Inc.(a) ...................................................... 163 56,375
Okta, Inc.(a) .......................................................... 361 29,425
Snowflake, Inc., Class A(a) ................................................ 707 108,009
VeriSign, Inc.(a) ........................................................ 244 49,417
1,281,878
Materials (2.3%):
Air Products and Chemicals, Inc. ............................................ 515 145,951
Albemarle Corp. ....................................................... 280 47,611
Avery Dennison Corp. ................................................... 190 34,707
Ball Corp. ............................................................ 736 36,638
Celanese Corp. ......................................................... 259 32,510
CF Industries Holdings, Inc. ............................................... 456 39,098
Corteva, Inc. .......................................................... 1,666 85,233
Dow, Inc. ............................................................ 1,651 85,126
DuPont de Nemours, Inc. ................................................. 1,079 80,483
Ecolab, Inc. ........................................................... 598 101,301
Freeport-McMoRan, Inc. ................................................. 3,328 124,101
International Flavors & Fragrances, Inc. ....................................... 602 41,038
Linde PLC ............................................................ 1,136 422,990
Lyondellbasell Industries NV, Class A ........................................ 612 57,956
Martin Marietta Materials, Inc. ............................................. 148 60,751
Newmont Corp. ........................................................ 1,865 68,912
Nucor Corp. ........................................................... 581 90,839
Packaging Corp. of America ............................................... 211 32,399
PPG Industries, Inc. ..................................................... 556 72,169
Reliance Steel & Aluminum Co. ............................................ 140 36,712
Southern Copper Corp. ................................................... 204 15,359
Steel Dynamics, Inc. ..................................................... 369 39,564
The Sherwin-Williams Co. ................................................ 558 142,318
Vulcan Materials Co. .................................................... 316 63,838
Westlake Corp. ........................................................ 79 9,849
1,967,453
Real Estate (2.1%):
Alexandria Real Estate Equities, Inc. ......................................... 407 40,741
American Tower Corp. ................................................... 1,086 178,593
AvalonBay Communities, Inc. .............................................. 338 58,048
CBRE Group, Inc., Class A(a) .............................................. 723 53,401
Crown Castle, Inc. ...................................................... 1,020 93,871
Digital Realty Trust, Inc. .................................................. 713 86,287
Equinix, Inc. .......................................................... 224 162,682
Equity Residential ...................................................... 874 51,313
Essex Property Trust, Inc. ................................................. 153 32,450
Extra Space Storage, Inc. ................................................. 494 60,060
Invitation Homes, Inc. ................................................... 1,437 45,539
Iron Mountain, Inc. ..................................................... 681 40,485
Mid-America Apartment Communities, Inc. .................................... 275 35,379
Prologis, Inc. .......................................................... 2,168 243,271
Public Storage ......................................................... 375 98,820
Realty Income Corp. .................................................... 1,664 83,100
SBA Communications Corp. ............................................... 256 51,243
Simon Property Group, Inc. ............................................... 763 82,427

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Sun Communities, Inc. ................................................... 290 $ 34,319
Ventas, Inc. ........................................................... 947 39,897
VICI Properties, Inc. .................................................... 2,377 69,171
Welltower, Inc. ......................................................... 1,219 99,860
Weyerhaeuser Co. ...................................................... 1,715 52,582
WP Carey, Inc. ......................................................... 500 27,040
1,820,579
Semiconductors & Semiconductor Equipment (7.1%):
Advanced Micro Devices, Inc.(a) ............................................ 3,751 385,678
Analog Devices, Inc. .................................................... 1,190 208,357
Applied Materials, Inc. ................................................... 1,964 271,916
Broadcom, Inc. ........................................................ 951 789,882
Enphase Energy, Inc.(a) .................................................. 311 37,367
Entegris, Inc. .......................................................... 352 33,056
First Solar, Inc.(a) ...................................................... 242 39,105
GLOBALFOUNDRIES, Inc.(a)(b) .......................................... 184 10,707
Intel Corp. ............................................................ 9,810 348,745
KLA Corp. ........................................................... 325 149,064
Lam Research Corp. ..................................................... 312 195,552
Lattice Semiconductor Corp.(a) ............................................. 324 27,841
Marvell Technology, Inc. ................................................. 2,004 108,477
Microchip Technology, Inc. ................................................ 1,253 97,797
Micron Technology, Inc. .................................................. 2,543 173,000
Monolithic Power Systems, Inc. ............................................ 111 51,282
NVIDIA Corp. ......................................................... 5,556 2,416,804
ON Semiconductor Corp.(a) ............................................... 1,005 93,415
QUALCOMM, Inc. ..................................................... 2,617 290,644
Skyworks Solutions, Inc. ................................................. 378 37,267
Teradyne, Inc. ......................................................... 365 36,668
Texas Instruments, Inc. ................................................... 2,130 338,691
6,141,315
Software (10.5%):
Adobe, Inc.(a) ......................................................... 1,062 541,514
ANSYS, Inc.(a) ........................................................ 209 62,188
AppLovin Corp., Class A(a) ............................................... 375 14,985
Atlassian Corp., Class A(a) ................................................ 358 72,141
Autodesk, Inc.(a) ....................................................... 506 104,696
Bentley Systems, Inc., Class B ............................................. 483 24,227
Cadence Design Systems, Inc.(a) ............................................ 634 148,546
Crowdstrike Holdings, Inc., Class A(a) ....................................... 513 85,866
Datadog, Inc., Class A(a) ................................................. 628 57,205
Dynatrace, Inc.(a) ...................................................... 561 26,216
Fair Isaac Corp.(a) ...................................................... 61 52,980
Fortinet, Inc.(a) ........................................................ 1,531 89,839
HubSpot, Inc.(a) ....................................................... 117 57,623
Intuit, Inc. ............................................................ 641 327,513
Microsoft Corp. ........................................................ 17,052 5,384,169
Oracle Corp. .......................................................... 3,690 390,845
Palantir Technologies, Inc., Class A(a) ........................................ 4,223 67,568
Palo Alto Networks, Inc.(a) ................................................ 706 165,515
PTC, Inc.(a) ........................................................... 280 39,670
Roper Technologies, Inc. .................................................. 254 123,007
Salesforce, Inc.(a) ...................................................... 2,214 448,955
Samsara, Inc., Class A(a) ................................................. 347 8,748
ServiceNow, Inc.(a) ..................................................... 478 267,183
Splunk, Inc.(a) ......................................................... 362 52,942
Synopsys, Inc.(a) ....................................................... 357 163,852
Tyler Technologies, Inc.(a) ................................................ 102 39,386
Unity Software, Inc.(a) ................................................... 552 17,327
VMware, Inc., Class A(a) ................................................. 518 86,237
Workday, Inc., Class A(a) ................................................. 484 103,987
Zoom Video Communications, Inc., Class A(a) .................................. 527 36,858

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Zscaler, Inc.(a) ......................................................... 203 $ 31,585
9,093,373
Technology Hardware, Storage & Peripherals (7.5%):
Apple, Inc. ........................................................... 36,611 6,268,169
Dell Technologies, Inc., Class C ............................................ 574 39,549
Hewlett Packard Enterprise Co. ............................................. 3,028 52,596
HP, Inc. .............................................................. 2,313 59,444
NetApp, Inc. .......................................................... 493 37,409
Seagate Technology Holdings PLC .......................................... 485 31,986
Super Micro Computer, Inc.(a) ............................................. 112 30,713
Western Digital Corp.(a) .................................................. 743 33,903
6,553,769
Utilities (2.2%):
Ameren Corp. ......................................................... 615 46,020
American Electric Power Co., Inc. ........................................... 1,212 91,167
American Water Works Co., Inc. ............................................ 461 57,086
Atmos Energy Corp. ..................................................... 353 37,393
CenterPoint Energy, Inc. .................................................. 1,482 39,792
CMS Energy Corp. ...................................................... 681 36,168
Consolidated Edison, Inc. ................................................. 812 69,450
Constellation Energy Corp. ................................................ 757 82,574
Dominion Energy, Inc. ................................................... 1,964 87,732
DTE Energy Co. ....................................................... 487 48,349
Duke Energy Corp. ...................................................... 1,809 159,662
Edison International ..................................................... 902 57,088
Entergy Corp. ......................................................... 500 46,250
Eversource Energy ...................................................... 822 47,799
Exelon Corp. .......................................................... 2,335 88,240
FirstEnergy Corp. ....................................................... 1,347 46,040
NextEra Energy, Inc. .................................................... 4,807 275,393
PG&E Corp.(a) ........................................................ 4,607 74,311
PPL Corp. ............................................................ 1,730 40,759
Public Service Enterprise Group, Inc. ......................................... 1,173 66,755
Sempra Energy ........................................................ 1,478 100,548
The Southern Co. ....................................................... 2,558 165,554
WEC Energy Group, Inc. ................................................. 743 59,849
Xcel Energy, Inc. ....................................................... 1,296 74,157
1,898,136
Total Common Stocks (Cost $24,642,133) 86,062,861
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(c) ........ 13,415 13,415
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(c) ............ 13,415 13,415
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(c) ............... 13,415 13,415
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(c) . 13,415 13,415
Total Collateral for Securities Loaned (Cost $53,660) 53,660
Total Investments (Cost $24,695,793) — 99.3% 86,116,521
Other assets in excess of liabilities — 0.7% 648,502
NET ASSETS - 100.00% $ 86,765,023
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company

Victory Variable Insurance Funds
Victory 500 Index VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 12/15/23 $ 676,573 $ 648,825 $ (27,748)
Total unrealized appreciation $ —
Total unrealized depreciation (27,748)
Total net unrealized appreciation (depreciation) $ (27,748)

Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (0.1%)
Communication Services (0.1%):
Altice USA, Inc., Class A(a) ............................................... 4,380 $ 14,323
iHeartMedia, Inc., Class A(a) .............................................. 3,500 11,060
25,383
Health Care (0.0%):
Covis Parent SCA, Class A Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class B Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class C Shares(a)(b) ....................................... 147 —
Covis Parent SCA, Class D Shares(a)(b) ...................................... 147 —
Covis Parent SCA, Class E Shares(a)(b) ....................................... 147 —
—
Total Common Stocks (Cost $79,013) 25,383
Principal Amount
Senior Secured Loans (15.6%)
Communication Services (1.2%):
Intelsat Jackson Holdings SA, Term B loan, First Lien, 9.62% (SOFR03M+425bps), 2/1/29(c) $ 264,283 263,442
Consumer Discretionary (8.8%):
Carnival Corp., Initial Advance, First Lien, 8.33% (SOFR01M+300bps), 8/8/27(c) ........ 124,688 124,220
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.87% (SOFR03M+350bps),
8/21/26(c) ........................................................ 162,320 157,383
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.83% (SOFR01M+350bps),
8/21/26(c) ........................................................ 423 410
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 9.08%
(SOFR03M+375bps), 10/20/27(c) ....................................... 436,806 451,932
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.10% (SOFR03M+475bps), 6/30/28(c) ... 245,000 77,175
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.49% (SOFR03M+325bps),
2/25/28(c) ........................................................ 375,353 370,661
PetSmart, Inc., Initial Term Loans, First Lien, 9.08% (SOFR01M+375bps), 2/12/28(c) ..... 73,500 73,198
The Michaels Cos., Inc., Term B Loans, First Lien, 9.49% (SOFR03M+425bps), 4/15/28(c) .. 293,250 266,989
Uber Technologies, Inc., 2023 Refinancing Term Loan, First Lien, 8.16% (SOFR03M+275bps),
3/3/30(c) ......................................................... 125,000 124,886
United Airlines, Inc., Class B Term Loans, First Lien, 9.07% (SOFR01M+375bps), 4/21/28(c) 135,804 135,835
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.32% (SOFR01M+300bps), 12/11/26(c) 124,348 121,602
1,904,291
Financials (3.3%):
Chariot  Buyer LLC, Initial Term Loans, First Lien, 8.58% (SOFR01M+325bps), 11/3/28(c) . 196,500 193,275
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.74% (SOFR03M+650bps),
2/14/27(c) ........................................................ 181,456 128,834
Diamond Sports Group LLC, Term Loan Second Lien, Second Lien, 10.58%
(SOFR01M+525bps), 8/24/26(c)(d) ...................................... 420,750 8,205
Diamond Sports Group LLC, Term Loan, First Lien, 15.33% (SOFR01M+1000bps),
5/25/26(c) ........................................................ 37,659 18,955
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.33% (SOFR01M+400bps),
1/27/29(c) ........................................................ 248,737 245,939
Knight Health Holdings LLC, Term B Loans, First Lien, 10.58% (SOFR01M+525bps),
12/17/28(c) ....................................................... 492,500 114,915
710,123
Health Care (2.3%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.62%
(SOFR03M+425bps), 3/14/25(c) ........................................ 116,670 80,988
Envision Healthcare Corp., Third Out Term Loans, First Lien, 8.99% (SOFR03M+375bps),
3/31/27(c)(d) ...................................................... 68,657 103
LifeScan Global Corp., Term Loan, First Lien, 11.65% (SOFR06M+650bps), 12/31/26(c) ... 323,820 255,277
Radiology Partners, Inc., Term Loan New, First Lien, 9.75% (SOFR06M+425bps), 7/9/25(c) . 219,536 164,503
500,871
Total Senior Secured Loans (Cost $4,379,224) 3,378,727

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Corporate Bonds (69.8%)
Communication Services (9.7%):
AMC Networks, Inc., 4.75%, 8/1/25, Callable 11/6/23 @ 100 ....................... $ 250,000 $ 230,535
Audacy Capital Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(e) .................. 200,000 3,762
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(e) ..................... 200,000 165,744
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 11/6/23 @ 101.69(e)(f) ...... 281,000 212,894
Gray Television, Inc., 7.00%, 5/15/27, Callable 10/16/23 @ 103.5(e) .................. 250,000 214,470
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 10/23/23 @ 102.09(f) ............. 225,000 161,299
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 10/16/23 @ 102.81(e) .................. 250,000 222,546
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24
@ 102.13(e) ...................................................... 375,000 297,078
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(e)(f) .......... 250,000 134,133
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(e) ................... 475,000 359,760
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 125,000 104,968
2,107,189
Consumer Discretionary (19.5%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(e) ........................ 200,000 188,422
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(e)(f) ....................................................... 500,000 444,793
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/23/23 @ 101.96 ............... 400,000 365,512
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 11/6/23 @ 104.06(e) .............. 500,000 502,394
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(e) .......................... 275,000 234,837
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(e) .......... 150,000 160,777
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(e)(f) ................. 550,000 488,326
Hanesbrands, Inc., 4.88%, 5/15/26, Callable 2/15/26 @ 100(e)(f) ..................... 250,000 229,645
Life Time, Inc., 5.75%, 1/15/26, Callable 11/6/23 @ 102.88(e) ....................... 250,000 241,979
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(e) ........... 250,000 247,792
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(e) ................................................. 250,000 215,743
Scientific Games International, Inc, 7.00%, 5/15/28, Callable 11/6/23 @ 103.5(e) ......... 475,000 467,050
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(e) ........................................................... 450,000 427,445
4,214,715
Energy (11.8%):
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(e) .................. 50,000 50,643
Callon Petroleum Co., 7.50%, 6/15/30, Callable 6/15/25 @ 103.75(e)(f) ................ 375,000 363,596
CITGO Petroleum Corp.
7.00%, 6/15/25, Callable 11/6/23 @ 101.75(e) .............................. 250,000 246,308
8.38%, 1/15/29, Callable 10/15/25 @ 104.19(e) ............................. 500,000 499,375
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(e) ................ 375,000 345,050
New Fortress Energy, Inc., 6.50%, 9/30/26, Callable 11/6/23 @ 103.25(e) ............... 250,000 229,953
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 11/6/23 @ 103 ....... 250,000 235,588
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(e) .......... 350,000 329,518
Talos Production, Inc., 12.00%, 1/15/26, Callable 10/23/23 @ 106 .................... 250,000 260,584
2,560,615
Financials (5.3%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(e) .. 100,000 87,433
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(e) ................. 125,000 81,586
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31, Callable 1/15/27 @ 103.75(e) ............ 100,000 100,126
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(e) ............... 125,000 113,289
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28, Callable 2/15/24 @ 102.38(e) ..... 125,000 109,550
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81(e)(f) .............................. 200,000 153,785
5.88%, 9/1/31, Callable 9/1/26 @ 102.98(e) ................................ 400,000 296,115
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e) .................. 250,000 201,983
1,143,867
Health Care (2.4%):
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(e) ................. 250,000 156,496
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(e) ....... 200,000 102,529
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(e) .................. 100,000 69,981

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 11/6/23 @ 104.63(e) ................. $ 300,000 $ 120,966
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 10/23/23 @ 100(e) ................ 100,000 77,606
527,578
Industrials (13.6%):
American Airlines, Inc., 11.75%, 7/15/25(e) .................................... 250,000 268,750
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(e) ................ 150,000 139,465
Aramark Services, Inc., 6.38%, 5/1/25(e) ...................................... 250,000 253,985
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(e) .................... 125,000 125,642
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(e) ..................... 250,000 213,751
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27,
Callable 11/6/23 @ 103.25(e) .......................................... 187,250 185,854
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(e) ............... 100,000 88,115
Pike Corp., 5.50%, 9/1/28, Callable 11/6/23 @ 102.75(e) ........................... 400,000 350,819
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(e) .................... 100,000 84,354
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(e) ...................... 625,000 489,990
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 ....................... 450,000 392,472
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(e) ............... 100,000 84,423
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 11/6/23 @ 103.63(e) .............. 250,000 251,718
2,929,338
Information Technology (3.0%):
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29, Callable
6/15/25 @ 104(e) ................................................... 250,000 249,828
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(e) .............................. 250,000 219,794
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(e) ............................... 200,000 174,294
643,916
Materials (3.6%):
Arsenal AIC Parent LLC, 8.00%, 10/1/30, Callable 10/1/26 @ 104(e) .................. 125,000 124,349
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 250,000 215,501
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(e) 300,000 270,024
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(e)(f) ................... 250,000 164,377
774,251
Real Estate (0.9%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 10/23/23 @ 101.88(e) .................. 200,000 198,572
Total Corporate Bonds (Cost $16,616,893) 15,100,041
Yankee Dollars (9.1%)
Communication Services (1.3%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(e) ............. 400,000 275,909
Consumer Discretionary (2.6%):
Ontario Gaming GTA LP, 8.00%, 8/1/30, Callable 8/1/25 @ 104(e) ................... 100,000 99,680
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(e) ....... 500,000 456,773
556,453
Energy (1.9%):
Northriver Midstream Finance LP, 5.63%, 2/15/26, Callable 11/6/23 @ 101.41(e) ......... 100,000 95,288
Seadrill Finance Ltd., 8.38%, 8/1/30, Callable 8/1/26 @ 104.19(e) .................... 125,000 127,148
TechnipFMC PLC, 6.50%, 2/1/26, Callable 11/6/23 @ 103.25(e) ..................... 200,000 196,885
419,321
Industrials (2.2%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 11/6/23 @ 101.97(e) ..................... 400,000 390,232
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(e) ...................................................... 100,000 77,258
467,490

Victory Variable Insurance Funds
Victory High Yield VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Information Technology (0.8%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(e) ........... $ 200,000 $ 174,032
Materials (0.3%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(e)(f) ................ 75,000 70,182
Total Yankee Dollars (Cost $2,102,075) 1,963,387
Shares
Collateral for Securities Loaned (10.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(g) ........ 549,710 549,710
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(g) ............ 549,710 549,710
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(g) ............... 549,710 549,710
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(g) . 549,710 549,710
Total Collateral for Securities Loaned (Cost $2,198,840) 2,198,840
Total Investments (Cost $25,376,045) — 104.8% 22,666,378
Liabilities in excess of other assets — (4.8)% (1,043,991)
NET ASSETS - 100.00% $ 21,622,387
At September 30, 2023, the Fund's investments in foreign securities were 12.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(d) Currently the issuer is in default with respect to interest and/or principal payments.
(e) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$15,096,969 and amounted to 69.8% of net assets.
(f) All or a portion of this security is on loan.
(g) Rate disclosed is the daily yield on September 30, 2023.
bps
—
Basis points
LLC
—
Limited Liability Company
LP
—
Limited Partnership
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (97.5%)
Australia (6.5%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd. ................................................... 42,338 $ 1,105,886
Financials (1.2%):
Macquarie Group Ltd. ................................................... 12,724 1,362,275
Health Care (1.1%):
CSL Ltd. ............................................................. 7,839 1,262,595
Materials (2.3%):
BHP Group Ltd. ........................................................ 89,485 2,513,128
Real Estate (0.9%):
Scentre Group ......................................................... 665,451 1,045,425
7,289,309
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV ........................................................... 11,534 992,534
China (0.9%):
Communication Services (0.9%):
Tencent Holdings Ltd. ................................................... 25,300 980,760
Denmark (5.1%):
Consumer Discretionary (1.3%):
Pandora A/S .......................................................... 13,458 1,388,995
Health Care (3.8%):
Novo Nordisk A/S , Class B ................................................ 46,546 4,238,823
5,627,818
France (12.1%):
Consumer Discretionary (4.1%):
La Francaise des Jeux SAEM (a) ............................................ 32,536 1,056,613
LVMH Moet Hennessy Louis Vuitton SE ...................................... 4,744 3,580,425
4,637,038
Consumer Staples (2.5%):
L'Oreal SA ........................................................... 6,632 2,748,004
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 6,068 745,708
Industrials (2.4%):
Rexel SA ............................................................. 44,600 999,169
Safran SA ............................................................ 11,006 1,724,505
2,723,674
Information Technology (0.8%):
Capgemini SE ......................................................... 5,087 887,528
Materials (1.6%):
Arkema SA ........................................................... 17,759 1,747,968
13,489,920
Germany (7.6%):
Consumer Discretionary (0.7%):
Volkswagen AG , Preference Shares .......................................... 6,598 758,002
Financials (1.9%):
Allianz SE , Registered Shares .............................................. 8,904 2,118,649

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (2.2%):
Siemens AG , Registered Shares ............................................. 17,191 $ 2,456,407
Information Technology (1.8%):
SAP SE .............................................................. 15,521 2,008,794
Utilities (1.0%):
RWE AG ............................................................. 28,638 1,062,891
8,404,743
Hong Kong (2.1%):
Financials (1.3%):
AIA Group Ltd. ........................................................ 175,400 1,418,531
Real Estate (0.8%):
CK Asset Holdings Ltd. .................................................. 181,500 953,376
2,371,907
Italy (1.0%):
Utilities (1.0%):
Snam SpA ............................................................ 239,936 1,125,691
Japan (22.3%):
Communication Services (1.8%):
Capcom Co. Ltd. ....................................................... 34,200 1,231,082
Kakaku.com, Inc. ....................................................... 70,100 709,971
1,941,053
Consumer Discretionary (3.4%):
Toyota Motor Corp. ..................................................... 162,900 2,922,871
ZOZO, Inc. ........................................................... 45,700 836,933
3,759,804
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 28,800 1,129,598
Financials (2.9%):
Mizuho Financial Group, Inc. .............................................. 98,600 1,674,251
Tokio Marine Holdings, Inc. ............................................... 67,100 1,553,821
3,228,072
Health Care (2.5%):
Hoya Corp. ........................................................... 17,400 1,782,303
Shionogi & Co. Ltd. ..................................................... 22,400 999,273
2,781,576
Industrials (6.7%):
Fuji Electric Co. Ltd. .................................................... 32,500 1,463,855
MISUMI Group, Inc. .................................................... 20,700 322,393
Mitsubishi Heavy Industries Ltd. ............................................ 32,600 1,818,571
Nippon Yusen KK ...................................................... 49,600 1,288,028
OKUMA Corp. ........................................................ 20,100 882,854
Sanwa Holdings Corp. ................................................... 125,000 1,659,235
7,434,936
Information Technology (2.4%):
Fujitsu Ltd. ........................................................... 7,900 929,252
Oracle Corp. .......................................................... 19,000 1,407,617
Ulvac, Inc. ............................................................ 9,600 345,944
2,682,813
Real Estate (0.8%):
Sumitomo Realty & Development Co. Ltd. .................................... 34,500 895,793

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.8%):
Tokyo Gas Co. Ltd. ..................................................... 40,900 $ 927,436
24,781,081
Netherlands (5.2%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 197,324 650,027
Financials (1.7%):
ING Groep NV ........................................................ 141,741 1,867,899
Industrials (1.5%):
Wolters Kluwer NV ..................................................... 13,837 1,675,092
Information Technology (1.4%):
ASM International NV ................................................... 3,791 1,582,877
5,775,895
New Zealand (0.7%):
Health Care (0.7%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 63,414 817,261
Norway (1.3%):
Energy (0.4%):
Aker BP ASA ......................................................... 16,357 451,775
Financials (0.9%):
SpareBank 1 SMN ...................................................... 81,267 1,039,787
1,491,562
Spain (2.2%):
Communication Services (0.0%):(b)
Telefonica SA ......................................................... 1 4
Financials (2.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 300,224 2,429,358
2,429,362
Sweden (2.0%):
Industrials (2.0%):
Atlas Copco AB , Class B ................................................. 192,554 2,252,661
Switzerland (12.5%):
Consumer Staples (3.7%):
Coca-Cola HBC AG ..................................................... 48,697 1,331,340
Nestle SA , Registered Shares .............................................. 24,746 2,801,914
4,133,254
Financials (3.1%):
Partners Group Holding AG ............................................... 1,414 1,587,784
UBS Group AG ........................................................ 73,803 1,818,426
3,406,210
Health Care (5.7%):
Novartis AG , Registered Shares ............................................. 34,351 3,509,179
Roche Holding AG ...................................................... 10,434 2,849,272
6,358,451
13,897,915
United Kingdom (15.1%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 35,041 1,043,023
Next PLC ............................................................ 10,987 974,294
2,017,317

Victory Variable Insurance Funds
Victory RS International VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Consumer Staples (2.5%):
Diageo PLC ........................................................... 40,026 $ 1,475,440
Imperial Brands PLC .................................................... 63,475 1,287,469
2,762,909
Energy (3.6%):
BP PLC .............................................................. 210,351 1,355,686
Shell PLC ............................................................ 83,790 2,655,221
4,010,907
Financials (3.0%):
Barclays PLC ......................................................... 268,461 517,354
HSBC Holdings PLC .................................................... 305,320 2,388,854
Legal & General Group PLC ............................................... 144,114 388,804
3,295,012
Industrials (1.1%):
Ashtead Group PLC ..................................................... 19,586 1,187,551
Materials (2.4%):
Croda International PLC .................................................. 12,872 768,739
Rio Tinto PLC ......................................................... 30,391 1,908,012
2,676,751
Utilities (0.7%):
Centrica PLC .......................................................... 449,124 844,623
16,795,070
Total Common Stocks (Cost $90,780,811) 108,523,489
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 1,653 113,925
Total Exchange-Traded Funds (Cost $99,717) 113,925
Total Investments (Cost $90,880,528) — 97.6% 108,637,414
Other assets in excess of liabilities — 2.4% 2,693,945
NET ASSETS - 100.00% $ 111,331,359
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$1,056,613 and amounted to 0.9% of net assets.
(b) Amount represents less than 0.05% of net assets.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (98.5%)
Communication Services (3.6%):
Alphabet, Inc. , Class A (a) ................................................. 194,250 $ 25,419,555
TKO Group Holdings, Inc. ................................................ 31,020 2,607,541
28,027,096
Consumer Discretionary (3.4%):
Amazon.com, Inc. (a) .................................................... 26,660 3,389,019
LKQ Corp. ........................................................... 247,880 12,272,539
Mattel, Inc. (a) ......................................................... 460,570 10,146,357
25,807,915
Consumer Staples (8.0%):
Diageo PLC , ADR (b) .................................................... 36,020 5,373,464
Keurig Dr Pepper, Inc. ................................................... 714,320 22,551,082
Mondelez International, Inc. , Class A ......................................... 250,160 17,361,104
U.S. Foods Holding Corp. (a) ............................................... 399,360 15,854,592
61,140,242
Energy (8.9%):
Chevron Corp. ......................................................... 80,600 13,590,772
Enterprise Products Partners LP ............................................. 585,330 16,020,482
Exxon Mobil Corp. ..................................................... 171,350 20,147,333
Hess Corp. ............................................................ 119,080 18,219,240
67,977,827
Financials (24.5%):
Brown & Brown, Inc. .................................................... 271,720 18,976,925
Cboe Global Markets, Inc. ................................................ 155,180 24,240,668
Fairfax Financial Holdings Ltd. ............................................. 54,670 44,633,279
FleetCor Technologies, Inc. (a) .............................................. 51,370 13,116,816
JPMorgan Chase & Co. .................................................. 88,390 12,818,318
Markel Group, Inc. (a) .................................................... 24,930 36,709,175
The Goldman Sachs Group, Inc. ............................................ 13,170 4,261,417
The Progressive Corp. ................................................... 234,630 32,683,959
187,440,557
Health Care (18.1%):
AbbVie, Inc. .......................................................... 136,120 20,290,047
GE HealthCare Technologies, Inc. ........................................... 112,150 7,630,686
Humana, Inc. .......................................................... 21,660 10,538,023
Johnson & Johnson ..................................................... 77,910 12,134,483
McKesson Corp. ....................................................... 23,730 10,318,991
Medtronic PLC ........................................................ 201,110 15,758,980
Merck & Co., Inc. ...................................................... 226,530 23,321,263
The Cigna Group ....................................................... 67,520 19,315,446
UnitedHealth Group, Inc. ................................................. 38,135 19,227,286
138,535,205
Industrials (13.3%):
Eaton Corp. PLC ....................................................... 48,310 10,303,557
FedEx Corp. .......................................................... 50,830 13,465,883
General Dynamics Corp. .................................................. 43,970 9,716,051
Johnson Controls International PLC .......................................... 155,370 8,267,238
Leidos Holdings, Inc. .................................................... 193,420 17,825,587
PACCAR, Inc. ......................................................... 108,905 9,259,103
Parker-Hannifin Corp. ................................................... 25,700 10,010,664
RTX Corp. ............................................................ 130,341 9,380,642
Sensata Technologies Holding PLC .......................................... 368,820 13,948,772
102,177,497
Information Technology (6.4%):
Amphenol Corp. , Class A ................................................. 142,760 11,990,412
Analog Devices, Inc. .................................................... 48,620 8,512,876
Applied Materials, Inc. ................................................... 93,770 12,982,456

Victory Variable Insurance Funds
Victory RS Large Cap Alpha VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Salesforce, Inc. (a) ...................................................... 41,560 $ 8,427,537
Zebra Technologies Corp. (a) ............................................... 30,460 7,204,704
49,117,985
Materials (3.6%):
PPG Industries, Inc. ..................................................... 105,590 13,705,582
Sealed Air Corp. ....................................................... 412,660 13,560,008
27,265,590
Real Estate (2.9%):
Equity LifeStyle Properties, Inc. ............................................ 195,690 12,467,410
Invitation Homes, Inc. ................................................... 318,850 10,104,356
22,571,766
Utilities (5.8%):
Constellation Energy Corp. ................................................ 70,669 7,708,575
Exelon Corp. .......................................................... 361,760 13,670,910
Vistra Corp. ........................................................... 688,859 22,856,342
44,235,827
Total Common Stocks (Cost $616,620,719) 754,297,507
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 168,080 168,080
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 168,080 168,080
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 168,080 168,080
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 168,080 168,080
Total Collateral for Securities Loaned (Cost $672,320) 672,320
Total Investments (Cost $617,293,039) — 98.6% 754,969,827
Other assets in excess of liabilities — 1.4% 11,056,582
NET ASSETS - 100.00% $ 766,026,409
At September 30, 2023, the Fund's investments in foreign securities were 8.6% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
ADR
—
American Depositary Receipt
LP
—
Limited Partnership
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (97.9%)
Consumer Discretionary (8.2%):
Abercrombie & Fitch Co. (a) ............................................... 12,630 $ 711,953
Ralph Lauren Corp. ..................................................... 5,640 654,748
RH (a) ............................................................... 2,330 615,959
Shake Shack, Inc. , Class A (a) .............................................. 4,670 271,187
Skyline Champion Corp. (a) ................................................ 14,610 930,949
Sweetgreen, Inc. , Class A (a) ............................................... 18,470 217,022
Texas Roadhouse, Inc. ................................................... 2,080 199,888
Under Armour, Inc. , Class C (a) ............................................. 135,670 865,575
Wingstop, Inc. ......................................................... 2,060 370,470
YETI Holdings, Inc. (a) ................................................... 13,560 653,863
5,491,614
Consumer Staples (4.5%):
BellRing Brands, Inc. (a) .................................................. 34,560 1,424,909
Celsius Holdings, Inc. (a) .................................................. 2,110 362,076
elf Beauty, Inc. (a) ....................................................... 1,610 176,826
Grocery Outlet Holding Corp. (a) ............................................ 35,840 1,033,984
2,997,795
Energy (5.0%):
Callon Petroleum Co. (a) .................................................. 10,790 422,105
Matador Resources Co. ................................................... 15,880 944,542
Permian Resources Corp. (b) ............................................... 36,240 505,910
Tidewater, Inc. (a) ....................................................... 11,180 794,563
Weatherford International PLC (a) ........................................... 8,000 722,640
3,389,760
Financials (8.6%):
Euronet Worldwide, Inc. (a) ................................................ 5,940 471,517
FirstCash Holdings, Inc. .................................................. 15,440 1,549,867
Flywire Corp. (a) ....................................................... 35,520 1,132,733
Kinsale Capital Group, Inc. ................................................ 330 136,663
Payoneer Global, Inc. (a) .................................................. 157,700 965,124
Shift4 Payments, Inc. , Class A (a) ............................................ 16,090 890,903
Upstart Holdings, Inc. (a) (b) ............................................... 4,600 131,284
Wintrust Financial Corp. .................................................. 6,300 475,650
5,753,741
Health Care (22.4%):
89bio, Inc. (a) .......................................................... 19,490 300,926
Acadia Healthcare Co., Inc. (a) .............................................. 11,660 819,814
Akero Therapeutics, Inc. (a) ................................................ 6,750 341,415
Amicus Therapeutics, Inc. (a) ............................................... 85,560 1,040,410
Apellis Pharmaceuticals, Inc. (a) ............................................ 22,200 844,488
Bridgebio Pharma, Inc. (a) ................................................. 15,910 419,547
Cymabay Therapeutics, Inc. (a) ............................................. 35,370 527,367
Disc Medicine, Inc. (a) ................................................... 5,410 254,162
Evolent Health, Inc. , Class A (a) ............................................. 28,770 783,407
Haemonetics Corp. (a) .................................................... 5,040 451,483
HealthEquity, Inc. (a) .................................................... 10,440 762,642
Immunovant, Inc. (a) ..................................................... 13,350 512,506
Inspire Medical Systems, Inc. (a) ............................................ 5,420 1,075,545
Krystal Biotech, Inc. (a) ................................................... 5,900 684,400
Lantheus Holdings, Inc. (a) ................................................ 7,240 503,035
LivaNova PLC (a) ....................................................... 7,420 392,370
MoonLake Immunotherapeutics (a) (b) ........................................ 6,740 384,180
Nuvalent, Inc. , Class A (a) ................................................. 7,340 337,420
Opthea Ltd. , ADR (a) .................................................... 36,830 62,611
Pacific Biosciences of California, Inc. (a) ...................................... 18,020 150,467
PROCEPT BioRobotics Corp. (a) ............................................ 12,280 402,907
Pulmonx Corp. (a) ....................................................... 43,550 449,871
REVOLUTION Medicines, Inc. (a) .......................................... 11,620 321,642

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Roivant Sciences Ltd. (a) .................................................. 35,690 $ 416,859
RxSight, Inc. (a) ........................................................ 5,010 139,729
Shockwave Medical, Inc. (a) ............................................... 2,540 505,714
Structure Therapeutics, Inc. , ADR (a) ......................................... 5,910 297,982
Surgery Partners, Inc. (a) .................................................. 25,660 750,555
Vaxcyte, Inc. (a) ........................................................ 15,230 776,425
Ventyx Biosciences, Inc. (a) ................................................ 9,930 344,869
15,054,748
Industrials (23.3%):
AAR Corp. (a) ......................................................... 17,300 1,029,869
Applied Industrial Technologies, Inc. ......................................... 5,020 776,142
Atkore, Inc. (a) ......................................................... 3,790 565,430
Bloom Energy Corp. , Class A (a) ............................................ 32,650 432,939
Chart Industries, Inc. (a) .................................................. 5,710 965,675
Clean Harbors, Inc. (a) ................................................... 8,910 1,491,178
Comfort Systems USA, Inc. ............................................... 2,430 414,096
Herc Holdings, Inc. ..................................................... 3,190 379,419
Hexcel Corp. .......................................................... 8,000 521,120
Kornit Digital Ltd. (a) .................................................... 21,580 408,078
Maximus, Inc. ......................................................... 8,330 622,084
McGrath RentCorp ...................................................... 8,480 850,035
Moog, Inc. , Class A ..................................................... 8,120 917,235
Paycor HCM, Inc. (a) .................................................... 24,150 551,345
Shoals Technologies Group, Inc. , Class A (a) .................................... 46,780 853,735
Simpson Manufacturing Co., Inc. ........................................... 5,110 765,529
Tecnoglass, Inc. ........................................................ 17,940 591,302
The AZEK Co., Inc. (a) ................................................... 25,240 750,638
Vertiv Holdings Co. ..................................................... 18,390 684,108
Watts Water Technologies, Inc. , Class A ....................................... 2,750 475,255
WNS Holdings Ltd. , ADR (a) .............................................. 8,966 613,812
XPO, Inc. (a) .......................................................... 13,660 1,019,856
15,678,880
Information Technology (24.1%):
Advanced Energy Industries, Inc. ........................................... 6,640 684,717
Altair Engineering, Inc. , Class A (a) .......................................... 12,650 791,384
Axcelis Technologies, Inc. (a) .............................................. 4,040 658,722
Badger Meter, Inc. ...................................................... 6,940 998,458
Belden, Inc. ........................................................... 5,950 574,472
Box, Inc. , Class A (a) .................................................... 28,060 679,333
Braze, Inc. , Class A (a) ................................................... 18,410 860,299
Confluent, Inc. , Class A (a) ................................................ 15,640 463,100
CyberArk Software Ltd. (a) ................................................ 6,490 1,062,867
Fabrinet (a) ............................................................ 4,540 756,455
Five9, Inc. (a) .......................................................... 7,340 471,962
Globant SA (a) ......................................................... 5,210 1,030,798
MACOM Technology Solutions Holdings, Inc. (a) ................................ 21,610 1,762,944
PagerDuty, Inc. (a) ...................................................... 16,130 362,764
Procore Technologies, Inc. (a) .............................................. 9,980 651,894
Semtech Corp. (a) ....................................................... 28,440 732,330
SiTime Corp. (a) ........................................................ 8,050 919,713
Sprout Social, Inc. , Class A (a) .............................................. 28,170 1,405,120
Super Micro Computer, Inc. (a) ............................................. 1,640 449,721
Varonis Systems, Inc. (a) .................................................. 28,060 856,952
16,174,005
Materials (1.8%):
Avient Corp. .......................................................... 14,680 518,498
Livent Corp. (a) ........................................................ 23,360 430,058
Summit Materials, Inc. , Class A (a) .......................................... 9,460 294,584
1,243,140
Total Common Stocks (Cost $64,048,172) 65,783,683

Victory Variable Insurance Funds
Victory RS Small Cap Growth Equity VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 238,034 $ 238,034
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 238,034 238,034
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 238,034 238,034
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 238,034 238,034
Total Collateral for Securities Loaned (Cost $952,136) 952,136
Total Investments (Cost $65,000,308) — 99.3% 66,735,819
Other assets in excess of liabilities — 0.7% 499,784
NET ASSETS - 100.00% $ 67,235,603
At September 30, 2023, the Fund's investments in foreign securities were 7.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Security Description Shares Value
Common Stocks (99.3%)
Brazil (7.9%):
Communication Services (0.6%):
TIM SA ............................................................. 54,300 $ 160,904
Consumer Discretionary (0.6%):
Vibra Energia SA ....................................................... 37,411 140,862
Consumer Staples (0.5%):
Sao Martinho SA ....................................................... 16,000 125,009
Energy (1.4%):
Petroleo Brasileiro SA, ADR ............................................... 23,992 359,640
Financials (1.1%):
Itau Unibanco Holding SA, ADR ............................................ 53,765 288,718
Industrials (0.8%):
Santos Brasil Participacoes SA ............................................. 65,900 112,393
SIMPAR SA .......................................................... 52,472 92,311
204,704
Information Technology (0.6%):
TOTVS SA ........................................................... 28,700 154,212
Materials (1.8%):
Gerdau SA, Preference Shares .............................................. 31,395 150,761
Vale SA .............................................................. 22,600 303,948
454,709
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 25,800 126,153
2,014,911
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 25
Utilities (0.3%):
Enel Chile SA ......................................................... 1,416,252 86,071
86,096
China (25.9%):
Communication Services (8.3%):
Baidu, Inc., Class A(b) ................................................... 26,984 454,173
NetEase, Inc. .......................................................... 23,800 477,235
Tencent Holdings Ltd. ................................................... 30,230 1,171,872
2,103,280
Consumer Discretionary (7.8%):
Alibaba Group Holding Ltd.(b) ............................................. 83,948 910,209
BYD Co. Ltd., Class H ................................................... 10,500 323,518
Fuyao Glass Industry Group Co. Ltd., Class A .................................. 23,800 120,649
H World Group, Ltd., ADR(b) .............................................. 6,729 265,324
Hisense Home Appliances Group Co. Ltd., Class A ............................... 34,200 110,311
MINISO Group Holding Ltd., ADR .......................................... 5,906 152,965
Yadea Group Holdings Ltd.(c) .............................................. 60,000 111,111
1,994,087
Consumer Staples (1.1%):
Chenguang Biotech Group Co. Ltd., Class A ................................... 58,000 119,304
Tsingtao Brewery Co. Ltd., Class H .......................................... 20,000 162,865
282,169

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Energy (0.8%):
PetroChina Co. Ltd., Class H .............................................. 268,000 $ 200,854
Financials (3.6%):
Industrial & Commercial Bank of China Ltd., Class H ............................. 845,000 405,310
PICC Property & Casualty Co. Ltd., Class H ................................... 196,000 250,984
Ping An Insurance Group Co. of China Ltd., Class H .............................. 45,500 258,068
914,362
Health Care (0.8%):
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A ....................... 3,500 130,065
WuXi AppTec Co. Ltd., Class A ............................................ 7,100 84,385
214,450
Industrials (2.1%):
China Railway Group Ltd., Class H .......................................... 442,000 227,318
Contemporary Amperex Technology Co. Ltd., Class A ............................ 5,200 145,263
ZTO Express Cayman, Inc., ADR ........................................... 6,708 162,132
534,713
Information Technology (0.5%):
Luxshare Precision Industry Co. Ltd., Class A .................................. 31,600 129,620
Materials (0.9%):
Shandong Nanshan Aluminum Co. Ltd., Class A ................................. 316,600 136,456
Tianqi Lithium Corp., Class A .............................................. 13,100 98,966
235,422
6,608,957
Greece (2.2%):
Energy (0.7%):
Motor Oil Hellas Corinth Refineries SA ....................................... 6,554 165,518
Financials (0.9%):
National Bank of Greece SA(b) ............................................. 41,649 234,444
Industrials (0.6%):
Mytilineos SA ......................................................... 4,327 159,245
559,207
Hong Kong (1.0%):
Consumer Discretionary (0.3%):
Man Wah Holdings Ltd. .................................................. 117,600 82,198
Real Estate (0.7%):
China Resources Land Ltd. ................................................ 44,000 174,736
256,934
India (15.0%):
Consumer Discretionary (2.7%):
Mahindra & Mahindra Ltd. ................................................ 18,100 338,017
Raymond Ltd. ......................................................... 7,357 159,879
Tata Motors Ltd. ....................................................... 26,543 200,781
698,677
Financials (5.1%):
Cholamandalam Investment and Finance Co. Ltd. ................................ 9,951 145,566
ICICI Bank Ltd., ADR ................................................... 31,473 727,656
LIC Housing Finance Ltd. ................................................. 30,673 171,106
Manappuram Finance Ltd. ................................................ 145,637 262,153
1,306,481
Health Care (1.4%):
Apollo Hospitals Enterprise Ltd. ............................................ 3,079 190,135

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Dr. Reddy's Laboratories Ltd. .............................................. 2,365 $ 158,725
348,860
Industrials (2.5%):
Ashok Leyland Ltd. ..................................................... 92,686 197,127
Larsen & Toubro Ltd. .................................................... 8,894 323,164
WNS Holdings Ltd., ADR(b) .............................................. 1,621 110,974
631,265
Materials (2.3%):
JK Paper Ltd. .......................................................... 25,809 121,792
Tata Steel Ltd. ......................................................... 154,652 239,216
UltraTech Cement Ltd. ................................................... 2,232 221,354
582,362
Utilities (1.0%):
Power Grid Corp. of India Ltd. ............................................. 105,774 253,904
3,821,549
Indonesia (2.0%):
Energy (0.5%):
PT Adaro Energy Indonesia Tbk ............................................ 631,800 116,253
Financials (1.5%):
PT Bank Mandiri Persero Tbk .............................................. 1,003,600 390,755
507,008
Ireland (1.5%):
Consumer Discretionary (1.5%):
PDD Holdings, Inc., ADR(b) ............................................... 3,957 388,063
Luxembourg (1.1%):
Materials (1.1%):
Ternium SA, ADR ...................................................... 6,944 277,066
Mexico (4.7%):
Consumer Discretionary (0.4%):
Alsea SAB de CV(b) .................................................... 30,448 110,804
Consumer Staples (1.5%):
Fomento Economico Mexicano SAB de CV, ADR ............................... 2,657 290,011
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 45,500 90,611
380,622
Financials (1.6%):
Grupo Financiero Banorte SAB de CV, Class O ................................. 47,106 394,999
Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B ............................ 11,591 190,544
Real Estate (0.5%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 36,629 120,853
1,197,822
Panama (0.5%):
Industrials (0.5%):
Copa Holdings SA, Class A ............................................... 1,365 121,649
Qatar (0.7%):
Industrials (0.7%):
Industries Qatar QSC .................................................... 47,176 177,843

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Russian Federation (0.0%):(a)
Consumer Staples (0.0%):(a)
Magnit PJSC(b)(d)(e) .................................................... 2,805 $ 26
Energy (0.0%):(a)
Gazprom PJSC(d)(e) .................................................... 117,150 2,912
Rosneft Oil Co. PJSC, GDR(b)(d)(e) ......................................... 48,095 2,254
5,166
Financials (0.0%):
Sberbank of Russia PJSC, ADR(b)(d)(e) ...................................... 31,735 —
5,192
Saudi Arabia (3.1%):
Communication Services (0.8%):
Saudi Telecom Co. ...................................................... 21,219 212,811
Information Technology (0.6%):
Arabian Internet & Communications Services Co. ................................ 1,798 153,427
Materials (1.7%):
SABIC Agri-Nutrients Co. ................................................ 6,537 232,005
Sahara International Petrochemical Co. ....................................... 19,045 192,326
424,331
790,569
South Korea (13.1%):
Communication Services (0.4%):
JYP Entertainment Corp. ................................................. 1,320 109,625
Consumer Discretionary (2.3%):
Hyundai Mobis Co. Ltd. .................................................. 1,285 228,736
Kia Corp. ............................................................ 5,786 348,313
577,049
Consumer Staples (0.2%):
BGF retail Co. Ltd. ..................................................... 512 53,533
Financials (1.9%):
DB Insurance Co. Ltd. ................................................... 3,866 256,198
Samsung Securities Co. Ltd. ............................................... 8,459 230,180
486,378
Health Care (0.9%):
Samsung Biologics Co. Ltd.(b)(c) ........................................... 448 226,178
Industrials (1.2%):
Hyundai Rotem Co. Ltd.(b) ................................................ 5,996 123,152
Samsung Engineering Co. Ltd.(b) ........................................... 7,724 172,866
296,018
Information Technology (6.2%):
HAESUNG DS Co. Ltd. .................................................. 2,182 90,571
Innox Advanced Materials Co. Ltd. .......................................... 6,666 157,150
Samsung Electronics Co. Ltd. .............................................. 26,344 1,331,995
1,579,716
3,328,497
Taiwan (13.4%):
Consumer Discretionary (0.4%):
Poya International Co. Ltd. ................................................ 7,070 105,643
Health Care (0.9%):
Lotus Pharmaceutical Co. Ltd. ............................................. 14,000 103,449

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Universal Vision Biotechnology Co. Ltd. ...................................... 10,812 $ 112,657
216,106
Industrials (0.7%):
Fortune Electric Co. Ltd. ................................................. 21,000 176,661
Information Technology (11.4%):
Gold Circuit Electronics Ltd. ............................................... 35,600 242,607
King Yuan Electronics Co. Ltd. ............................................. 71,000 167,462
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 115,259 1,879,704
Unimicron Technology Corp. .............................................. 48,000 259,009
United Microelectronics Corp. ............................................. 158,000 221,889
Wiwynn Corp. ......................................................... 3,000 139,911
2,910,582
3,408,992
Thailand (2.4%):
Energy (1.0%):
PTT Exploration & Production PCL ......................................... 55,900 260,880
Financials (0.9%):
SCB X PCL ........................................................... 81,400 228,702
Real Estate (0.5%):
AP Thailand PCL ....................................................... 339,400 109,863
599,445
Turkey (0.5%):
Industrials (0.5%):
Pegasus Hava Tasimaciligi A/S(b) ........................................... 4,269 128,138
United Arab Emirates (2.9%):
Consumer Discretionary (0.7%):
Americana Restaurants International PLC ..................................... 172,887 193,108
Financials (1.1%):
Emirates NBD Bank PJSC ................................................ 56,206 272,392
Real Estate (1.1%):
Emaar Properties PJSC ................................................... 130,428 285,445
750,945
United Kingdom (0.3%):
Health Care (0.3%):
Hikma Pharmaceuticals PLC ............................................... 3,485 88,481
United States (0.8%):
Consumer Discretionary (0.8%):
Samsonite International SA(b)(c) ............................................ 61,200 209,294
Total Common Stocks (Cost $23,663,699) 25,326,658
Total Investments (Cost $23,663,699) — 99.3% 25,326,658
Other assets in excess of liabilities — 0.7% 172,990
NET ASSETS - 100.00% $ 25,499,648
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c)
Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was $546,583 and amounted to 2.1% of net assets.

Victory Variable Insurance Funds
Victory Sophus Emerging Markets VIP Series

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 464,042
Magnit PJSC ...............................................
9/16/2021
219,033
Rosneft Oil Co. PJSC, GDR ....................................
3/6/2020
298,051
Sberbank of Russia PJSC, ADR ..................................
11/11/2020
416,883
(d)
The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30,
2023.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2023.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company